Goodwill (Changes In The Carrying Amount Of Goodwill By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	$ 197.9	$ 198.5
Sale of business		(1.3)
Translation adjustments	(4.1)	0.7
Transferred to assets held for sale	(1.3)
Balance at end of year	192.5	197.9
Services [Member]
Goodwill [Line Items]
Balance at beginning of year	86.9	88.4
Sale of business		(1.3)
Translation adjustments	(2.7)	(0.2)
Balance at end of year	84.2	86.9
Technology [Member]
Goodwill [Line Items]
Balance at beginning of year	111.0	110.1
Sale of business
Translation adjustments	(1.4)	0.9
Transferred to assets held for sale	(1.3)
Balance at end of year	$ 108.3	$ 111.0